One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(e)
                                                File No. 33-95928
                                       1940 Act File No. 811-4547


October 15, 1997



Filed via EDGAR (CIK #0000763749)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-95928
     VOYAGEUR MUTUAL FUNDS III, INC.
     _____________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(e) of the Securities Act of 1933, submitted electronically via the EDGAR system, please find Supplements dated October 15, 1997 to be attached to Voyageur Mutual Funds III, Inc.'s Institutional Class Prospectus and Statement of Additional Information each dated August 28, 1997.

Very truly yours,


/s/ David P. O'Connor

David P. O'Connor
Assistant Vice President/
Assistant Secretary/
Senior Counsel

                             OCTOBER 15, 1997
                      VOYAGEUR MUTUAL FUNDS III, INC.
           SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                          DATED AUGUST 28, 1997

     The following revises the information in the section of the Statement of Additional Information entitled Performance
Information.


     The performance of Aggressive Growth Fund Institutional
Class shares and Growth Stock Fund Institutional Class shares, as shown below, is the average annual total return quotation through April 30, 1997.



                             Average Annual Total Return
                             Aggressive Growth Fund(1)
                             Institutional
                             Class(2)

1 year ended 4/30/97           4.17%

Period 5/16/94(3)
through 4/30/97               12.56%



(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3) Date of initial public offering of Class A Shares.

                         Average Annual Total Return
                         Growth Stock Fund(1)
                         Institutional
                          Class(2)

 1 year ended         14.91%
 4/30/97

 3 years ended        18.87%
 4/30/97

 5 years ended        11.16%
 4/30/97

 10 years ended       11.75%
 4/30/97

 Period 8/1/85(3)
 through 4/30/97      15.43%



(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3) Date of initial public offering of Class A Shares.
 The performance of
    Aggressive Growth Fund Class A Shares and Institutional Class shares and Growth Stock Fund Institutional Class shares, as shown below, is the cumulative total return quotation through April 30, 1997.

                           Cumulative Total Return
                          Aggressive Growth Fund(1)

               Class A
               Shares     Institutional   S&P 500    Dow Jones
             (at Offer)     Class(2)     Index(3)  Industrial(3)

3 months      (21.25%)      (17.31%)       2.42%       2.88%
ended
4/30/97

6 months     (9.83%)(4)      (5.32%)      14.71%      16.25%
ended
4/30/97

9 months        9.09%        14.49%       27.13%      26.77%
ended
4/30/97

1 year         (0.77%)        4.17%       25.12%      25.86%
ended
4/30/97

Period
5/16/94(5)
through
4/30/97        35.18%        41.94%       91.29%      90.37%


(1)   Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3)   Source:  Lipper Analytical.
(4) For the six months ended April 30, 1997, cumulative total return for Aggressive Growth Fund A Class at net asset value was (5.32%).
(5)   Date of initial public offering of Class A Shares.

                         Cumulative Total Return
                          Growth Stock Fund(1)
                                  Institutional
                                    Class(2)

     3 months ended 4/30/97            1.98%

     6 months ended 4/30/97            7.12%

     9 months ended 4/30/97           14.57%

     1 year ended 4/30/97             14.91%

     3 years ended 4/30/97            67.97%

     5 years ended 4/30/97            69.69%

     10 years ended 4/30/97          203.66%

     Period 8/1/85(3)
     through 4/30/97                 439.67%


(1)   Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3)   Date of initial public offering of Class A Shares.


                             OCTOBER 15, 1997
                      VOYAGEUR MUTUAL FUNDS III, INC.
               AGGRESSIVE GROWTH FUND INSTITUTIONAL CLASS
                  GROWTH STOCK FUND INSTITUTIONAL CLASS
              SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS
                          DATED AUGUST 28, 1997

     The following supplements the information in the section of the Prospectus entitled Performance Information.


     The performance of Aggressive Growth Fund Institutional Class shares and Growth Stock Fund Institutional Class shares, as shown below, is the average annual total return quotation through April 30, 1997. Pursuant to applicable regulation, total return shown for the Institutional Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, no adjustment has been made to eliminate the impact of 12b-1 payments by each Fund's Class A Shares and performance would have been affected had such an adjustment been made.



                             Average Annual Total Return
                             Aggressive Growth Fund(1)
                             Institutional
                             Class(2)

1 year ended 4/30/97           4.17%

Period 5/16/94(3)
through 4/30/97               12.56%



(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3) Date of initial public offering of Class A Shares.


                         Average Annual Total Return
                         Growth Stock Fund(1)
                         Institutional
                          Class(2)

 1 year ended         14.91%
 4/30/97

 3 years ended        18.87%
 4/30/97

 5 years ended        11.16%
 4/30/97

 10 years ended       11.75%
 4/30/97

 Period 8/1/85(3)
 through 4/30/97      15.43%



(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3) Date of initial public offering of Class A Shares.